Summary of Significant Accounting Policies - (Anti-dilutive Securities Excluded from Calculation of Diluted Loss per Share) - 10K (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive employee share-based awards, excluded	1,764,374	2,094,125	1,825,181	2,102,798	2,047,083	2,179,643	2,725,632
Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive employee share-based awards, excluded	360,031	370,094	360,173	371,018	368,331	388,325	439,056
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive employee share-based awards, excluded	587,115	1,061,347	611,895	1,130,673	700,265	1,206,534	981,645
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive employee share-based awards, excluded	0	82,418	0	165,746	82,192	772,903	1,802,820